SUPPLEMENT TO THE PROSPECTUSES

OF

EVERGREEN INTERMEDIATE AND LONG TERM BOND FUNDS

EVERGREEN SHORT AND INTERMEDIATE TERM BOND FUNDS

I.              Evergreen Core Bond Fund and Evergreen Short Intermediate Bond Fund (each, a “Fund” and together, the “Funds”)

Effective December 11, 2009, each Fund is managed by Troy Ludgood, Thomas O’Connor, CFA, and Lynne A. Royer. Accordingly, the section of the prospectuses for the Funds entitled "Fund Management – Portfolio Manager(s)" is revised to reflect the following:

Core Bond Fund

Name/Year Joined Fund	Role	Employer	Positions over Past Five Years
Troy Ludgood/2009	Senior Portfolio Manager	Wells Capital or predecessor firm 2004-Present	Senior Portfolio Manager
Thomas O’Connor, CFA/2009	Senior Portfolio Manager	Wells Capital or predecessor firm 2000-Present	Senior Portfolio Manager
Lynne A. Royer/2009	Senior Portfolio Manager	Wells Capital or predecessor firm 1996-Present	Senior Portfolio Manager

Short Intermediate Bond Fund

Name/Year Joined Fund	Role	Employer	Positions over Past Five Years
Troy Ludgood/2009	Senior Portfolio Manager	Wells Capital or predecessor firm 2004-Present	Senior Portfolio Manager
Thomas O’Connor, CFA/2009	Senior Portfolio Manager	Wells Capital or predecessor firm 2000-Present	Senior Portfolio Manager
Lynne A. Royer/2009	Senior Portfolio Manager	Wells Capital or predecessor firm 1996-Present	Senior Portfolio Manager

December 11, 2009                                                                                                                               585742   (12/09)